Interest Expense, Net of Amounts Capitalized (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interest expense [Abstract]
Interest expense

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Senior Notes	$103	$—	$—
Bank borrowings	85	117	84
Amortization of deferred financing costs	22	21	21
Finance lease liabilities	8	7	6
Standby fee and other financing costs	11	10	9
	229	155	120
Less: interest capitalized	(4)	(2)	(34)
Interest expense, net of amounts capitalized	$225	$153	$86